UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA May 14, 2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      42
Form 13F Information Table Value Total:       $110,536


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
				CLASS			MKT VAL	PRN	INVST	OTH	VOTING
NAME OF ISSUER		TITLE	CUSIP NO	x$1000 SHS  AMT	DSCRT	MGR	SOLE	SHR   NONE
----------------------	-----	--------- -------- ----	--- --- ---- ------- -----------  -------- -------- --------

Agilent Tech. Inc.	COM	00846U101	 876	28494 SH	SOLE		28180	0	314
American Intl Group	COM	026874107	4065	50503 SH	SOLE		49366	0     1137
AMGEN Inc.			COM	031162100	3207	53290 SH	SOLE		51090	0     2200
Avalon Bay Comm., Inc.	COM	053484101	3434	74970 SH	SOLE		72610	0     2360
Aventis			COM	053561106	3208	41745 SH	SOLE		41745	0        0
Boston Properties Inc.	COM	101121101	3545	92205 SH	SOLE		89075	0     3130
Bristol-Myers Squibb	COM	110122108	3788	63779 SH	SOLE		61789	0     1990
CSX Corp.			COM	126408103	2280	67650 SH	SOLE		65250	0     2400
Calpine Corporation	COM	131347106	4811	87355 SH	SOLE		84335	0     3020
Cisco Systems Inc.	COM	17275R102	 163	10284 SH	SOLE		10284	0        0
Citigroup Inc.		COM	172967101	3008  66885 SH	SOLE		62770	0     4115
DuPont Photomasks Inc.	COM	26613X101	1028	23420 SH	SOLE		23090	0      330
El Paso Corp.		COM	28336L109	1876  28723 SH	SOLE		27285	0     1438
Equity Office Prop.	COM	294741103	2919 104241 SH	SOLE	     103381	0      860
Equity Residential	COM	29476L107	3544  68114 SH	SOLE		65909	0     2205
Fifth Third Bancorp	COM	316773100	3267  61140 SH	SOLE		60270	0      870
Gemstar-TV Guide Intl.	COM	36866W106	1873  65150 SH	SOLE		64475	0      675
General Electric Co.	COM	369604103	3403  81296 SH	SOLE		77390	0     3906
Hanover Compressor Co.	COM	410768105	1550  48910 SH	SOLE		46680	0     2230
Home Depot Inc.		COM	437076102	3125  72500 SH	SOLE		69200	0     3300
Huaneng Power Intl.	COM	443304100	1587  74650 SH	SOLE		73475	0     1175
Ing Groep NV ADR		COM	456837103	3158  48530 SH	SOLE		48210	0      320
Kimberly Clark Corp.	COM	494368103	3765  55505 SH	SOLE		53165	0     2340
L-3 Communications	COM	502424104	2647  33525 SH	SOLE		32535	0      990
Lennar Corp.		COM	526057104	3238  81245 SH	SOLE		77450	0     3795
Ligand Pharm. Inc.Cl B	COM	53220K207	1920 196250 SH	SOLE	     188700	0     7550
Mercury Computer Sys.	COM	589378108	2047  53350 SH	SOLE		52650	0      700
Morgan Stanley DW		COM	617446448	2565  47935 SH	SOLE		46825	0     1110
Nabors Industries Inc.	COM	629568106	1575  30380 SH	SOLE		29005	0     1375
National Oilwell Inc.	COM	637071101	1655  47805 SH	SOLE		45735	0     2070
Oracle Corp.		COM	68389X105	 225  15000 SH	SOLE		    0	0    15000
Pfizer Inc.			COM	717081103	2111  51555 SH	SOLE		47130	0     4425
Qualcomm Inc.		COM	747525103	4115  72665 SH	SOLE		71860	0      805
Sandisk Corp.		COM	80004C101	1335  65505 SH	SOLE		64955	0      550
Sara Lee Corp.		COM	803111103	3609 167250 SH	SOLE	     161050	0     6200
Siebel Systems		COM	826170102	 936  34420 SH	SOLE		34120	0      300
Smithfield Foods Inc.	COM	832248108	1440  44300 SH	SOLE		42115	0     2185
Spieker Properties	COM	848497103	5068  92393 SH	SOLE		89618	0     2775
Tyco Int'l Ltd (New)	COM	902124106	3205  74135 SH	SOLE		69275	0     4860
Vornado Realty Trust	COM	929042109	4021 112235 SH	SOLE	     109115	0     3120
Wal-Mart Stores, Inc.	COM	931142103	3352  66380 SH	SOLE		62580	0     3800
Watson Pharmaceuticals	COM	942683103	1992  37870 SH	SOLE		36545	0     1325